Organization, Description of Business, Going Concern and Significant Risks and Uncertainties (Details) - USD ($) $ / shares in Units, $ in Thousands					12 Months Ended
	Sep. 30, 2025	Sep. 11, 2025	Jul. 28, 2025	Feb. 11, 2025	Dec. 31, 2025	Dec. 31, 2024	Oct. 20, 2025	Jul. 11, 2025
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Incorporated date					May 11, 2009
Working capital deficit					$ 18,500
Net loss					(35,823)	$ (9,230)
Cash in operating activities					(16,248)	$ (2,066)
Purchase price	$ 2,000			$ 9,000
Cash					$ 10,000
Market value		$ 50,000
Common stock, par value (in Dollars per share)		$ 1			$ 0.0001	$ 0.0001	$ 0.0001
PIPE Convertible Note [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Cash in operating activities					$ (16,200)
Principal amount	$ 2,200			$ 10,000
Percentage of original issue discount	10.00%			10.00%
Legacy Profusa [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Percentage of owns outstanding common stock								100.00%
Common Stock [Member]
Organization, Description of Business, Going Concern and Significant Risks and Uncertainties [Line Items]
Net loss
Sale of shares value			$ 100,000		$ 10,300
Common stock, par value (in Dollars per share)						$ 0.0001